Components of income taxes (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Overseas Entities [Member]
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	8,905,442	23,177,519	2,420,685
Deferred income tax (credit) / expense	(12,408,199)	(6,335,583)	(3,788,920)
Current Foreign Tax Expense Benefit	11,297,575	14,055,414	19,996,289
PRC withholding tax on undistributed earnings	76,380,924	0	19,744,931
Income tax expense	84,175,742	30,897,350	38,372,985
PRC Entities [Member]
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	68,669,388	38,222,762	11,319,861
Deferred income tax (credit) / expense	(164,833)	7,551,446	2,743,411
Current Foreign Tax Expense Benefit	9,024,158	12,324,774	14,621,086
PRC withholding tax on undistributed earnings	0	0	0
Income tax expense	77,528,713	58,098,982	28,684,358